Condensed Consolidated Statements of Operations - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Loss from operations				$ (71,451,000)
Other income (expense):
Change in fair value of warrant liability				(7,302,000)
Total other (expense) income				(12,441,000)
Net income (loss)			$ (31,298,000)	$ (83,892,000)
Weighted-average common shares outstanding, diluted (in shares)				11,481,620
Weighted-average common shares outstanding, basic (in shares)				11,481,620
Net loss per share attributable to common stockholders, diluted (in dollars per share)				$ (7.31)
Net loss per share attributable to common stockholders, basic (in dollars per share)				$ (7.31)
Thimble Point Acquisition Corp.
Operating and formation costs		$ 2,177	2,061,256	$ 5,036,086
Loss from operations			(2,061,256)	(5,036,086)
Other income (expense):
Interest earned on marketable securities held in Trust Account			8,147	23,886
Change in fair value of warrant liability			7,533,067	3,126,934
Change in fair value of promissory note			357,000	368,600
Unrealized loss on marketable securities held in Trust Account			(4,595)	0
Total other (expense) income			7,893,619	3,519,420
Net income (loss)		$ (2,177)	5,832,363	(1,516,666)
Weighted-average common shares outstanding, diluted (in shares)	[1]	6,000,000
Weighted-average common shares outstanding, basic (in shares)	[1]	6,000,000
Net loss per share attributable to common stockholders, diluted (in dollars per share)		$ 0.00
Net loss per share attributable to common stockholders, basic (in dollars per share)		$ 0.00
Class A Common Stock | Thimble Point Acquisition Corp.
Other income (expense):
Net income (loss)			$ 4,665,890	$ (1,183,075)
Basic and diluted weighted average shares outstanding			27,600,000	24,061,538
Basic and diluted income (loss) per share			$ 0.17	$ (0.05)
Common Class B [Member] | Thimble Point Acquisition Corp.
Other income (expense):
Net income (loss)			$ 1,166,473	$ (333,591)
Basic and diluted weighted average shares outstanding			6,900,000	6,784,615
Basic and diluted income (loss) per share			$ 0.17	$ (0.05)

[1]	Excludes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).